Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Registrant Name	dei_EntityRegistrantName	ProFunds
CIK	dei_EntityCentralIndexKey	0001039803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2021
Prospectus Date	rr_ProspectusDate	Jul. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A